4. LONG-TERM INVESTMENTS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
LONG-TERM INVESTMENTS
Loss in joint venture	$ 146,051	$ 1,012,156	$ 2,397,085
Accrued interest expense	$ 260,453	$ 229,359	$ 151,952